STOCKHOLDERS' DEFICIT - Common Stock (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 Vote $ / shares shares	Dec. 31, 2021 Vote $ / shares shares	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Number of Class A common stock issued upon conversion of each share (in shares)	1	1
Class A Common stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, number of votes per share | Vote	1	1
Temporary equity, shares issued		33,421,570	33,421,570
Temporary equity, shares outstanding		33,421,570	33,421,570
Class A Common Stock Subject to Redemption
Class of Stock [Line Items]
Temporary equity, shares issued		33,421,570	33,421,570
Temporary equity, shares outstanding		33,421,570	33,421,570
Class B Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	8,355,393	8,355,393	8,355,393
Common stock, shares outstanding	8,355,393	8,355,393	8,355,393
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares (as a percent)		20.00%